MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 30, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         MONEY MARKET OBLIGATIONS TRUST (the “Trust”)
Federated Automated Cash Management Trust
Federated Automated Government Money Trust
Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Municipal Trust
Federated Master Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Liberty U.S. Government Money Market Trust
Federated Money Market Management
Federated Municipal Obligations Fund
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund
Federated Tax-Free Obligations Fund
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations
1933 Act File No. 33-31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statements for the Trust.  These Registration Statements were electronically filed pursuant to Rule 485(b) as Post-Effective amendment No. 120 on September 27, 2011 and Post-Effective amendment No. 121 on September 28, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary